Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of liabilities measured at fair value on recurring basis
The following table sets forth information regarding the Company's assets measured at fair value on a recurring basis (in thousands):

		Fair Value Measurements at Reporting Date
	Amount recorded on balance sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities as of December 31, 2018
Contingent consideration	23,082	—	—	23,082

		Fair Value Measurements at Reporting Date
	Amount recorded on balance sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities as of September 30, 2019
Contingent consideration	—	—	—	—
Series B-1 Preferred Stock - Series A Conversion Warrants	4,200	—	—	4,200
Series B-1 Preferred Stock - Additional 6% Warrants	400	—	—	400

The following table presents the Company's financial instruments measured at fair value on a recurring basis, classified in the fair value hierarchy (Level 1, 2 or 3) based on the inputs used for valuation in the consolidated balance sheets:

	December 31, 2018				December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liabilities
Contingent consideration	$—	$—	$23,082	$23,082	$—	$—	$—	$—

Reconciliation of recurring fair value measurements
The following is a reconciliation of the beginning and ending balances for the periods indicated of recurring fair value measurements using Level 3 inputs (in thousands):

	Contingent Consideration	Series B Preferred - Series A Conversion Warrants	Series B Preferred - Additional 6% Warrants
Beginning Balance, December 31, 2018	23,082	$—	$—
Preferred Series B-1 Stock - Additional Warrants	—	4,200	400
Fair value adjustment	(23,082)	—	—
Ending Balance, September 30, 2019	—	4,200	400

The following table reconciles the beginning and ending balances of recurring fair value measurements using Level 3 inputs for the year ended December 31, 2018. There were no changes in such balances for the year ended December 31, 2017.

(in thousands)	Level 3
Beginning Balance, December 31, 2017	$—
Contingent consideration issued during Merger	69,373
Fair value adjustment - (gain) recognized in other income	(46,291)
Ending Balance, December 31, 2018	$23,082

Schedule of significant unobservable inputs
Significant unobservable inputs used in the fair value calculation as of the periods indicated were as follows:

	December 31, 2018	March 26, 2018
Risk premium adjustment	8.0%	5.0%
Risk-free rate	2.6%	2.0%
EBITDA volatility	14.0%	24.5%
Stock price volatility	37.1%	27.9%
Correlation of EBITDA and stock price	75.0%	75.0%